UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     BLUM Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA  94133

File 13F File Number: 28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Partner and General Counsel
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

/s/ Murray A. Indick    San Francisco, California    Date   May __, 2000

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     BLUM Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA  94133

File 13F File Number: 28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Partner and General Counsel
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

____________________________ San Francisco, California    Date   May __, 2000

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $1,344,023,330

List of Other Included Managers:  NONE.

                                             FORM 13F INFORMATION TABLE
                           TITLE
                           OF                VALUE     SHS OR  SH/ PUT/ INVESTMENT  OTHER   ---VOTING AUTH---
NAME OF ISSUER             CLASS  CUSIP      x$1000    PRN AMT PRN CALL DISCRETION  MANAGERS SOLE    SHRD NONE
-------------------------- -----  ---------  ------    ------- --- ---- ----------- -------- ------- ---- ----
A.C.NIELSEN                COM    004833109  51680250  2296900 SH       SOLE                 2296900
BARD C R INC               COM    067383109  50785081  1312700 SH       SOLE                 1312700
CB RICHARD ELLIS SVCS INC  COM    12489L108  37081423  3409786 SH       SOLE                 3409786
COPART INC.                COM    217204106  85467200  4883840 SH       SOLE                 4883840
FAIR ISAAC & CO INC        COM    303250104  19631875   505000 SH       SOLE                  505000
FIRST HEALTH GROUP CORP    COM    320960107 136790775  4325400 SH       SOLE                 4325400
GAYLORD ENTMT NEW          COM    367905106  65108083  2400298 SH       SOLE                 2400298
HAEMONETICS CORP           COM    405024100  89244000  3966400 SH       SOLE                 3966400
HARLAND JOHN H. CO.        COM    412693103  54712125  4052750 SH       SOLE                 4052750
MAGELLAN HEALTH SVCS INC   COM    559079108  15233969  3165500 SH       SOLE                 3165500
NAVIGANT CONSULTING CO.    COM    63935n107  25296700  2299700 SH       SOLE                 2299700
NORTHWEST AIRLINES CORP    CLA    667280101 119378324  5276390 SH       SOLE                 5276390
PERINI CORPORATION         COM    713839108  33478594  7544472 SH       SOLE                 7544472
PLAYTEX PRODUCTS           COM    72813P100 171567500 13197500 SH       SOLE                13197500
PRIMARK CORP               COM    741903108  24038150   996400 SH       SOLE                  996400
SCOTT TECHNOLOGIES, INC    COM    810022301  73598834  3899276 SH       SOLE                 3899276
URS CORP (Consolidated)    COM    903236107  41698453  3177025 SH       SOLE                 3177025
WADDELL & REED FINL INC    CLA    930059100 127762594  3019500 SH       SOLE                 3019500
WADDELL & REED FINL INC    CLB    930059209 121469400  3114600 SH       SOLE                 3114600